Group statement of changes in equity - USD ($) $ in Millions		Total		Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Share Capital And Capital Reserve [Member]		Share Capital And Capital Reserve [Member] Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Treasury shares [member]		Treasury shares [member] Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Reserve of exchange differences on translation [member]		Reserve of exchange differences on translation [member] Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]		Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Retained earnings [member]		Retained earnings [member] Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Equity attributable to owners of parent [member]		Equity attributable to owners of parent [member] Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Non-controlling interests, hybrid bonds [Member]		Non-controlling interests, hybrid bonds [Member] Cumulative Effect, Period of Adoption, Adjusted Balance	Non-controlling interests, other interest [Member]		Non-controlling interests, other interest [Member] Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	IFRS 16 Leases [Member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 16 Leases [Member] Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 16 Leases [Member] Retained earnings [member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 16 Leases [Member] Equity attributable to owners of parent [member] Cumulative Effect, Period of Adoption, Adjustment	IFRS 16 Leases [Member] Non-controlling interests, other interest [Member]	IFRS 16 Leases [Member] Non-controlling interests, other interest [Member] Cumulative Effect, Period of Adoption, Adjustment
Equity outstanding, beginning of period (Adjustment on adoption of IFRS) at Dec. 31, 2018	[1]																																				$ 330	$ 0	$ 329	$ 329	$ 1
Equity outstanding, beginning of period at Dec. 31, 2018		$ 101,548	[1]	$ 101,218		$ 46,352	[1]	$ 46,352		$ (15,767)	[1]	$ (15,767)		$ (8,902)	[1]	$ (8,902)		$ (987)	[1]	$ (987)		$ 78,748	[1]	$ 78,419		$ 99,444	[1]	$ 99,115		$ 0		$ 0	$ 2,104	[1]	$ 2,103		$ (330)		$ (329)	$ (329)		$ (1)
Profit (loss) for the year		4,190	[2]																			4,026	[1]			4,026	[1]			0			164	[1]
Other comprehensive income		2,657	[2]											2,407	[1]			52	[1]			189	[1]			2,648	[1]						9	[1]
Total comprehensive income		6,847	[2]											2,407	[1]			52	[1]			4,215	[1]			6,674	[1]						173	[1]
Dividends		(7,142)	[1],[3]			0																(6,929)	[1],[3]			(6,929)	[1],[3]						(213)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(23)																(23)								(23)
Repurchase of ordinary share capitalc		(1,511)	[1]			0																(1,511)	[1]			(1,511)	[1]
Share-based payments, net of tax	[1]	719				173				1,355												(809)				719
Share of equity-accounted entities’ changes in equity, net of tax	[1]	5																				5				5
Transactions involving non-controlling interests, net of tax	[1]	549																				316				316							233
Equity outstanding, end of period at Dec. 31, 2019		100,708	[1]			46,525	[1]			(14,412)	[1]			(6,495)	[1]			(912)	[1]			73,706	[1]			98,412	[1]			0			2,296	[1]
Profit (loss) for the year	[1]	(20,729)																				(20,305)				(20,305)				256			(680)
Other comprehensive income		(1,641)	[2]											(2,224)	[1]			98	[1]			448	[1]			(1,678)	[1]						37	[1]
Total comprehensive income		(22,370)	[2]											(2,224)	[1]			98	[1]			(19,857)	[1]			(21,983)	[1]			256	[1]		(643)	[1]
Dividends		(6,605)	[1],[3]			0																(6,367)	[1],[3]			(6,367)	[1],[3]						(238)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(6)																(6)								(6)
Repurchase of ordinary share capitalc		(776)	[1]			0																(776)	[1]			(776)	[1]
Share-based payments, net of tax	[1]	726				176				1,188												(638)				726
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1,341																				1,341				1,341
Issue of perpetual hybrid bonds	[1]	11,861																				(48)				(48)				11,909
Payments on issue of perpetual hybrid bonds	[1]	(89)																												(89)
Tax on issue of perpetual hybrid bonds	[1]	3																				3				3
Transactions involving non-controlling interests, net of tax	[1]	763																				(64)				(64)							827
Equity outstanding, end of period at Dec. 31, 2020	[1]	85,568				46,701				(13,224)				(8,719)				(808)				47,300				71,250				12,076			2,242
Profit (loss) for the year		8,487	[2]																			7,565	[1]			7,565	[1]			507	[1]		415	[1]
Other comprehensive income	[1]	2,065												(846)				(209)				3,144				2,089							(24)
Total comprehensive income	[1]	10,552												(846)				(209)				10,709				9,654				507			391
Dividends		(4,627)	[1],[3]			0																(4,316)	[1],[3]			(4,316)	[1],[3]						(311)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	10																10								10
Repurchase of ordinary share capitalc		(3,151)	[1],[4]			0																(3,151)	[1],[4]			(3,151)	[1],[4]
Share-based payments, net of tax	[1]	632				170				600												(138)				632
Share of equity-accounted entities’ changes in equity, net of tax	[1]	556																				556				556
Issue of perpetual hybrid bonds	[1]	924																				(26)				(26)				950
Payments on issue of perpetual hybrid bonds	[1]	(499)												(7)												(7)				(492)
Tax on issue of perpetual hybrid bonds	[1]	0																				0				0
Transactions involving non-controlling interests, net of tax	[1]	494																				881				881							(387)
Equity outstanding, end of period at Dec. 31, 2021	[1]	$ 90,439				$ 46,871				$ (12,624)				$ (9,572)				$ (1,027)				$ 51,815				$ 75,463				$ 13,041			$ 1,935

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.
[3]	See Note 9 for further information.
[4]	See Note 30 for further information.